Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 61,973	$ 28,064
Accounts receivable	78,692	42,864
Prepaid expenses	102,714	35,172
Total current assets	243,379	106,100
Non-current assets
Equipment (note 5)	207,810	52,050
Right-of-use assets (note 6)	212,755
Long term deposit	68,939	68,939
Mining interests (note 7)	1	1
Total assets	732,884	227,090
Current liabilities
Accounts payable (notes 7 and 16)	3,431,699	2,170,398
Accrued liabilities (notes 7 and 14)	6,149,448	2,896,025
Other liabilities		57,307
DSU liability (note 13)	549,664
Interest payable (notes 8 and 9)	403,933	201,507
Convertible loan payable (note 8)	1,600,000	1,744,327
Promissory notes payable (note 9)	836,592
Current portion of lease liability (note 10)	102,027
Total current liabilities	13,073,363	7,069,564
Non-current liabilities
Lease liability (note 10)	112,712
Derivative warrant liability (notes 8, 9 and 11)	18,763,797	116,809
Total liabilities	31,949,872	7,186,373
Shareholders' Deficiency
Preferred shares, $0.000001 par value, 10,000,000 preferred shares authorized; Nil preferred shares issued and outstanding (note 11)
Common shares, $0.000001 par value, 750,000,000 common shares authorized; 79,259,940 and 15,811,396 common shares issued and outstanding, respectively (note 11)	79	16
Additional paid-in-capital (note 11)	30,212,754	24,284,765
Shares to be issued	549,363	107,337
Deficit accumulated during the exploration stage	(61,979,184)	(31,351,401)
Total shareholders' deficiency	(31,216,988)	(6,959,283)
Total shareholders' deficiency and liabilities	$ 732,884	$ 227,090